Government Grants (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)
Contract One [Member]
Government Grants [Line Items]
Government Grants	$ 2,416	$ 72,000
Execution Period	January 2013 to June 2014	January 2013 to June 2014
Product Description	MEMS Development Program	MEMS Development Program
Contract Two [Member]
Government Grants [Line Items]
Government Grants	$ 923	$ 27,500
Execution Period	April 2013 to December 2014	April 2013 to December 2014
Product Description	Wafer-Level Lens Development Program	Wafer-Level Lens Development Program
Contract Three [Member]
Government Grants [Line Items]
Government Grants	$ 4,265	$ 135,000
Execution Period	August 2014 to July 2017	August 2014 to July 2017
Product Description	LCOS Display Module Development Program	LCOS Display Module Development Program
Contract Four [Member]
Government Grants [Line Items]
Government Grants	$ 336	$ 10,000
Execution Period	January 2017 to December 2018	January 2017 to December 2018
Product Description	Electronic control of large aperture liquid crystal lens technology in the wisdom glasses platform	Electronic control of large aperture liquid crystal lens technology in the wisdom glasses platform